Income Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
statutory tax rate	29.10%	29.10%	29.10%
corporate income tax rate	21.00%	21.00%	21.00%
Percentage on limitation on tax loss carryforwards after prior period	80.00%
Percentage on limitation on tax loss carryforwards before prior period				100.00%
Effective income tax reconciliation permanent effect share listing expense	€ 153
Indefinite Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses	288	€ 219
Twenty Six Year Tax Losses Carryforward [Member]
Statements [Line Items]
Tax effect of tax losses	€ 26